INVESTMENTS IN SUBSIDIARIES - Schedule of Non-Wholly Owned Subsidiaries With Material Non-Controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 16,022	$ 25,332
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 16,022	$ 25,332
Subsidiaries with material non-controlling interests | Corporate Holding Entities
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 4,907	$ 6,494
Subsidiaries with material non-controlling interests | BPO
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 4,047	$ 3,070
Subsidiaries with material non-controlling interests | BPO | Bottom of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	1.00%
Subsidiaries with material non-controlling interests | BPO | Top of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	100.00%
Subsidiaries with material non-controlling interests | U.K Student Housing
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	73.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 579	$ 0
Subsidiaries with material non-controlling interests | US Retail
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 2,012	$ 1,287
Subsidiaries with material non-controlling interests | US Manufactured Housing
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	77.00%	76.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 838	$ 1,161
Subsidiaries with material non-controlling interests | Korea Mixed Use
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	78.00%	78.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 577	$ 1,056
Subsidiaries with material non-controlling interests | UK and Ireland Short Stay
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	73.00%	73.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 414	$ 569
Subsidiaries with material non-controlling interests | U.S. Hospitality
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	0.00%	77.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 0	$ 833
Subsidiaries with material non-controlling interests | U.S. Logistics
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	0.00%	77.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 0	$ 1,233
Subsidiaries with material non-controlling interests | Other LP Investments(6)
Disclosure of subsidiaries
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 2,648	$ 9,629
Subsidiaries with material non-controlling interests | Other LP Investments(6) | Bottom of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	33.00%	33.00%
Subsidiaries with material non-controlling interests | Other LP Investments(6) | Top of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	99.00%	99.00%